Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2022
Entity Registrant Name	BNY Mellon Research Growth Fund, Inc.
Entity Central Index Key	0000030162
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 24, 2022
Document Effective Date	Jun. 30, 2022
Prospectus Date	Jun. 30, 2022
BNY Mellon Research Growth Fund, Inc. | Class Z
Prospectus:
Trading Symbol	DREQX
BNY Mellon Research Growth Fund, Inc. | Class A
Prospectus:
Trading Symbol	DWOAX
BNY Mellon Research Growth Fund, Inc. | Class C
Prospectus:
Trading Symbol	DWOCX
BNY Mellon Research Growth Fund, Inc. | Class I
Prospectus:
Trading Symbol	DWOIX
BNY Mellon Research Growth Fund, Inc. | Class Y
Prospectus:
Trading Symbol	DRYQX